Segment Reporting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 Customer Entity	Dec. 31, 2010 Customer Entity	Dec. 31, 2009 Customer
Segment Reporting Disclosure [Line Items]
Number of reportable segments	3
Combined reportable segments to arrive at the medical imaging systems reporting segment		2
Number of customers contributed for 10% or more of Company's net revenue	0	0	0